Document and Entity Information	Jun. 27, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 27, 2025
Entity Registrant Name	GRAYBAR ELECTRIC COMPANY, INC.
Entity Emerging Growth Company	false
Entity File Number	000-00255
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-0794380
Entity Address, Address Line One	34 North Meramec Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	573-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Central Index Key	0000205402
Amendment Flag	false